Interest in associates and joint ventures - Movements in interests in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of financial assets [line items]
Interests in associates and joint ventures, beginning balance	$ 22,744	$ 20,029
Impact on transition to IFRS 9		(3,341)
Additions	81	60
Disposals	(85)	(67)
Share of results	2,536	2,375	$ 2,354
Dividends	(910)	(740)
Exchange differences	(1,018)	1,144
Share of other comprehensive income of associates and joint ventures	(64)	(43)
Other movements	65	(14)
Interests in associates and joint ventures, ending balance	22,407	22,744	$ 20,029
Investments in associates and joint ventures
Disclosure of financial assets [line items]
Impact on transition to IFRS 9		(942)		$ (942)
Goodwill	$ 511	$ 521